PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited)
1
Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.5%
Argentina : 1.0%
1,942
(1)
MercadoLibre, Inc.
$ 2,404,293
1.0
Australia : 0.2%
6,440
Rio Tinto PLC, ADR
428,582
0.2
Brazil : 6.5%
50,032
B3 SA - Brasil Bolsa Balcao
157,859
0.1
464,968
(2)
Banco Bradesco SA, ADR
1,641,337
0.7
90,551  Banco Santander Brasil SA,
ADR
549,644
0.2
56,887  BB Seguridade
Participacoes SA
374,615
0.1
186,632
(1)
BRF SA, ADR
382,596
0.2
25,248
Equatorial Energia SA
179,773
0.1
14,006
Hypera SA
127,864
0.0
252,094  Itau Unibanco Holding SA,
ADR
1,515,085
0.6
32,818
Petroleo Brasileiro SA
241,585
0.1
143,444  Petroleo Brasileiro SA -
Foreign, ADR
2,105,758
0.9
265,087
Raia Drogasil SA
1,631,305
0.7
48,040
Rumo SA
236,200
0.1
31,685
Sendas Distribuidora S/A
90,993
0.0
72,531
(2)
Telefonica Brasil SA, ADR
651,328
0.3
39,156
TIM SA/Brazil, ADR
591,256
0.2
53,348
Ultrapar Participacoes SA
213,110
0.1
142,451
Vale SA, ADR
2,084,058
0.8
26,334
Vale SA - Foreign
386,204
0.2
101,824
(1)
XP, Inc. - Class A
2,750,266
1.1
15,910,836
6.5
Chile : 0.8%
71,611
Cencosud SA
153,901
0.1
782,601
Colbun SA
123,555
0.1
60,803
Empresas CMPC SA
120,019
0.0
14,832
Empresas Copec SA
113,767
0.0
3,949,082
Enel Chile SA
272,500
0.1
34,227
Quinenco SA
119,129
0.0
16,087  Sociedad Quimica y Minera
de Chile SA, ADR
1,185,451
0.5
2,088,322
0.8
China : 23.6%
458,600
(1)
Alibaba Group Holding Ltd.
5,860,626
2.4
25,600
ANTA Sports Products Ltd.
303,383
0.1
99,550
(1)
Baidu, Inc. - Class A
1,946,281
0.8
2,231
(1)
BeiGene Ltd., ADR
477,925
0.2
55,000  Beijing Enterprises Holdings
Ltd.
218,748
0.1
869,683
(3)
Budweiser Brewing Co.
APAC Ltd.
2,121,260
0.9
712,000
(3)
CGN Power Co. Ltd. - Class
H
174,754
0.1
113,000  China Coal Energy Co. Ltd.
- Class H
81,897
0.0
111,800
China Gas Holdings Ltd.
125,238
0.1
134,000  China Life Insurance Co.
Ltd. - Class H
235,252
0.1
593,773  China Mengniu Dairy Co.
Ltd.
2,255,262
0.9
2,224,000  China Petroleum & Chemical
Corp. - Class H
1,245,521
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
170,000  China Railway Group Ltd. -
Class H
$ 111,768
0.0
14,000  China Resources Beer
Holdings Co. Ltd.
90,200
0.0
48,800  China Resources Gas Group
Ltd.
169,055
0.1
46,000  China Shenhua Energy Co.
Ltd. - Class H
137,880
0.1
153,900  China United Network
Communications Ltd. - Class
A
111,364
0.0
126,000  CSPC Pharmaceutical
Group Ltd.
105,245
0.0
24,800
ENN Energy Holdings Ltd.
301,439
0.1
357,191
(1)
H World Group Ltd.
1,710,022
0.7
72,800  Haier Smart Home Co. Ltd.
- Class H
239,402
0.1
43,000  Haitian International
Holdings Ltd.
107,702
0.0
164,500  Hengan International Group
Co. Ltd.
676,639
0.3
137,760  Inner Mongolia ERDOS
Resources Co. Ltd. - Class B
153,960
0.1
222,200
(1)
Inner Mongolia Yitai Coal
Co. Ltd. - Class B
327,026
0.1
58,500
(1)(3)
Innovent Biologics, Inc.
261,579
0.1
24,967
(1)
iQIYI, Inc., ADR
158,291
0.1
246,552
JD.com, Inc. - Class A
5,104,511
2.1
91,000  Jiangxi Copper Co. Ltd. -
Class H
152,876
0.1
30,000
Kingboard Holdings Ltd.
83,480
0.0
890,000
Kunlun Energy Co. Ltd.
728,282
0.3
17,400  Kweichow Moutai Co. Ltd. -
Class A
4,592,829
1.9
21,100
(1)(3)
Meituan - Class B
402,802
0.2
6,300
NetEase, Inc.
137,216
0.1
370,000  People's Insurance Co.
Group of China Ltd. - Class
H
142,446
0.1
2,136,000  PetroChina Co. Ltd. - Class
H
1,566,195
0.6
126,000  PICC Property & Casualty
Co. Ltd. - Class H
147,788
0.1
291,500  Ping An Insurance Group
Co. of China Ltd. - Class H
2,124,086
0.9
30,900  Shaanxi Coal Industry Co.
Ltd. - Class A
70,320
0.0
1,741,733  Shandong Weigao Group
Medical Polymer Co. Ltd. -
Class H
2,249,367
0.9
306,000  Shougang Fushan
Resources Group Ltd.
88,246
0.0
404,000
Sinotrans Ltd. - Class H
162,546
0.1
182,204
Tencent Holdings Ltd.
8,374,306
3.4
394,000  Tingyi Cayman Islands
Holding Corp.
608,450
0.2
26,031
(1)
Trip.com Group Ltd., ADR
1,068,312
0.4
98,000  Tsingtao Brewery Co. Ltd. -
Class H
881,250
0.4

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
857,000  Uni-President China
Holdings Ltd.
$ 740,954
0.3
33,680
Weibo Corp. - Class A
528,054
0.2
69,000  Weichai Power Co. Ltd. -
Class H
102,220
0.0
177,400  Wuliangye Yibin Co. Ltd. -
Class A
4,506,339
1.8
453,900  Yangzijiang Shipbuilding
Holdings Ltd.
525,827
0.2
43,000  Yankuang Energy Group Co.
Ltd. - Class H
64,741
0.0
49,907
Yum China Holdings, Inc.
3,073,288
1.3
57,934,450
23.6
Czechia : 0.0%
2,191
CEZ AS
96,959
0.0
Egypt : 0.0%
77,022  Commercial International
Bank Egypt SAE
125,801
0.0
France : 0.7%
3,893
L'Oreal SA
1,810,679
0.7
Germany : 0.5%
6,052
adidas AG
1,221,814
0.5
Greece : 0.6%
9,032  Hellenic Telecommunications
Organization SA
142,544
0.1
12,539
JUMBO SA
374,171
0.1
6,775  Motor Oil Hellas Corinth
Refineries SA
171,221
0.1
12,012
Mytilineos SA
499,891
0.2
10,413
OPAP SA
183,140
0.1
1,370,967
0.6
Hong Kong : 1.0%
241,588
AIA Group Ltd.
2,417,025
1.0
182,000
Sino Biopharmaceutical Ltd.
82,544
0.0
2,499,569
1.0
Hungary : 0.3%
70,356  MOL Hungarian Oil & Gas
PLC
555,439
0.2
10,160
Richter Gedeon Nyrt
256,292
0.1
811,731
0.3
India : 13.2%
2,265
ABB India Ltd.
125,537
0.0
28,103
Ambuja Cements Ltd.
158,380
0.1
6,858
APL Apollo Tubes Ltd.
133,041
0.1
29,647
Asian Paints Ltd.
1,217,840
0.5
2,511
Bajaj Auto Ltd.
150,727
0.1
120,786
Bharat Electronics Ltd.
192,187
0.1
49,712
Bharat Petroleum Corp. Ltd.
228,307
0.1
4,071
Britannia Industries Ltd.
237,302
0.1
11,261
Cipla Ltd./India
161,058
0.1
168,003
Coal India Ltd.
468,903
0.2
8,715  Coromandel International
Ltd.
109,139
0.0
7,868
Cummins India Ltd.
188,486
0.1
3,249
Dr Reddy's Laboratories Ltd.
222,899
0.1
4,706
Eicher Motors Ltd.
192,754
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
70,472
Exide Industries Ltd.
$ 214,133
0.1
172,045
GAIL India Ltd.
249,310
0.1
6,673
Grasim Industries Ltd.
150,270
0.1
6,753
Havells India Ltd.
109,649
0.0
106,686
HCL Technologies Ltd.
1,450,073
0.6
57,967
HDFC Bank Ltd., ADR
3,957,987
1.6
6,624
Hero MotoCorp Ltd.
258,255
0.1
18,701
Hindalco Industries Ltd.
105,425
0.0
4,334
Hindustan Aeronautics Ltd.
209,102
0.1
36,592  Hindustan Petroleum Corp.
Ltd.
125,627
0.0
4,104
Hindustan Unilever Ltd.
127,842
0.0
242,315
Indian Oil Corp. Ltd.
276,379
0.1
20,850
Indraprastha Gas Ltd.
117,526
0.0
2,446
Info Edge India Ltd.
136,700
0.1
118,377
Infosys Ltd.
1,959,273
0.8
170,696
Infosys Ltd. - Foreign, ADR
2,843,795
1.2
34,331
ITC Ltd.
194,533
0.1
16,052
Jindal Steel & Power Ltd.
130,840
0.0
26,148
JSW Steel Ltd.
260,145
0.1
6,518
Larsen & Toubro Ltd.
212,674
0.1
17,474
Mahindra & Mahindra Ltd.
313,737
0.1
1,595
Maruti Suzuki India Ltd.
190,607
0.1
533
Nestle India Ltd.
146,165
0.1
186,561
NHPC Ltd.
116,961
0.0
125,779
NMDC Ltd.
179,623
0.1
172,223
NTPC Ltd.
457,807
0.2
100,053
Oil & Natural Gas Corp. Ltd.
215,776
0.1
32,491
Oil India Ltd.
109,025
0.0
2,147
Persistent Systems Ltd.
124,057
0.0
90,777
Petronet LNG Ltd.
258,091
0.1
2,940
PI Industries Ltd.
129,338
0.0
54,387
Power Finance Corp. Ltd.
173,100
0.1
66,639  Power Grid Corp. of India
Ltd.
215,760
0.1
65,421
REC Ltd.
161,546
0.1
273,986
Reliance Industries Ltd.
8,505,343
3.5
225,371  Reliance Strategic
Investments Ltd.
692,838
0.3
2,679
Schaeffler India Ltd.
101,786
0.0
317
Shree Cement Ltd.
92,981
0.0
2,632
Siemens Ltd.
127,546
0.0
10,123  Sun Pharmaceutical
Industries Ltd.
140,809
0.1
3,538
Supreme Industries Ltd.
152,831
0.1
18,677  Tata Consultancy Services
Ltd.
778,065
0.3
87,215  Tata Consumer Products
Ltd.
911,697
0.4
261,868
Tata Steel Ltd.
392,876
0.2
13,827
Tech Mahindra Ltd.
187,815
0.1
3,114  Tube Investments of India
Ltd.
116,757
0.0
1,934
UltraTech Cement Ltd.
195,744
0.1
11,090
UPL Ltd.
84,323
0.0
51,134
Vedanta Ltd.
172,077
0.1
32,321,179
13.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia : 2.4%
550,000  Adaro Energy Indonesia
Tbk PT
$ 87,984
0.0
4,626,400
Astra International Tbk PT
2,102,441
0.9
4,347,419
Bank Central Asia Tbk PT
2,632,935
1.1
337,800  Bank Mandiri Persero Tbk
PT
128,413
0.0
514,400
Bukit Asam Tbk PT
94,590
0.0
265,900  Indofood Sukses Makmur
Tbk PT
129,178
0.1
825,300
Kalbe Farma Tbk PT
104,823
0.0
740,600  Sumber Alfaria Trijaya Tbk
PT
132,611
0.1
565,600  Telkom Indonesia Persero
Tbk PT
139,350
0.1
129,100
United Tractors Tbk PT
235,850
0.1
5,788,175
2.4
Japan : 1.3%
13,150
Fast Retailing Co. Ltd.
3,294,244
1.3
Kuwait : 0.1%
10,903
Humansoft Holding Co. KSC
127,787
0.1
29,307  National Bank of Kuwait
SAKP
91,778
0.0
219,565
0.1
Luxembourg : 0.1%
11,175
Reinet Investments SCA
270,725
0.1
Malaysia : 0.4%
110,300
Gamuda Bhd
105,176
0.0
144,000
Genting Bhd
137,680
0.1
19,300
Kuala Lumpur Kepong Bhd
99,824
0.0
82,100  Petronas Chemicals Group
Bhd
126,648
0.1
27,800
Petronas Dagangan Bhd
141,559
0.1
26,100
Petronas Gas Bhd
98,866
0.0
178,400
Sime Darby Bhd
86,336
0.0
83,100
Tenaga Nasional Bhd
176,959
0.1
973,048
0.4
Mexico : 7.5%
198,692
America Movil SAB de CV
208,363
0.1
52,339  America Movil SAB de CV -
Foreign, ADR
1,094,932
0.4
19,853
Arca Continental SAB de CV
199,194
0.1
23,059
(3)
Banco del Bajio SA
69,941
0.0
313,453
(1)
Cemex SAB de CV
238,857
0.1
111,831
(1)
Cemex SAB de CV -
Foreign, ADR
852,152
0.3
49,696  Coca-Cola Femsa SAB de
CV
418,728
0.2
7,804  Coca-Cola Femsa SAB de
CV - Foreign, ADR
658,033
0.3
20,494  El Puerto de Liverpool SAB
de CV - Class C1
128,227
0.0
227,850  Fibra Uno Administracion SA
de CV
342,489
0.1
35,063  Fomento Economico
Mexicano SAB de CV
397,262
0.2
45,180  Fomento Economico
Mexicano SAB de CV -
Foreign, ADR
5,116,635
2.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico (continued)
15,180
GCC SAB de CV
$ 146,923
0.1
6,887
Gruma SAB de CV - Class B
123,016
0.0
16,149  Grupo Aeroportuario del
Centro Norte SAB de CV
182,042
0.1
14,980  Grupo Aeroportuario del
Pacifico SAB de CV - Class
B
285,018
0.1
10,681  Grupo Aeroportuario del
Sureste SAB de CV - Class
B
303,036
0.1
107,757
Grupo Bimbo SAB de CV
560,053
0.2
19,032
Grupo Carso SAB de CV
151,381
0.1
114,132  Grupo Comercial Chedraui
SA de CV
668,570
0.3
122,376  Grupo Financiero Banorte
SAB de CV - Class O
1,160,398
0.5
154,772
Grupo Televisa SAB, ADR
821,839
0.3
61,335  Kimberly-Clark de Mexico
SAB de CV - Class A
144,647
0.1
52,197  Prologis Property Mexico SA
de CV
193,826
0.1
15,891  Promotora y Operadora de
Infraestructura SAB de CV
165,297
0.1
891,135  Wal-Mart de Mexico SAB
de CV
3,711,954
1.5
18,342,813
7.5
Netherlands : 0.6%
16,160
Heineken NV
1,581,772
0.6
Peru : 0.3%
79,907  Cia de Minas Buenaventura
SAA, ADR
616,882
0.2
1,650
Credicorp Ltd.
259,133
0.1
876,015
0.3
Philippines : 0.1%
594,200
DMCI Holdings, Inc.
103,937
0.1
43,430
Universal Robina Corp.
97,123
0.0
201,060
0.1
Qatar : 0.2%
46,296
Ooredoo QPSC
145,374
0.1
19,400  Qatar Electricity & Water Co.
QSC
96,652
0.0
52,995
Qatar Fuel QSC
244,605
0.1
486,631
0.2
Romania : 0.2%
3,510,599
OMV Petrom SA
422,433
0.2
Saudi Arabia : 0.5%
43,784  Abdullah Al Othaim Markets
Co.
172,457
0.1
1,670  Arabian Internet &
Communications Services
Co.
162,343
0.1
4,361  Bupa Arabia for Cooperative
Insurance Co.
200,582
0.1
1,895  Dr Sulaiman Al Habib
Medical Services Group Co.
145,985
0.1
1,368
Elm Co.
247,969
0.1
3,469
SABIC Agri-Nutrients Co.
133,329
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Saudi Arabia (continued)
11,156
Saudi Telecom Co.
$ 126,148
0.0
1,188,813
0.5
South Africa : 2.1%
6,082  African Rainbow Minerals
Ltd.
68,648
0.0
28,149
AVI Ltd.
112,132
0.0
12,095
Bid Corp. Ltd.
286,486
0.1
10,640
Bidvest Group Ltd.
165,100
0.1
6,585
Clicks Group Ltd.
103,291
0.0
14,811
Exxaro Resources Ltd.
134,182
0.1
8,390
Naspers Ltd. - Class N
1,648,525
0.7
207,867
OUTsurance Group Ltd.
449,470
0.2
34,602
Remgro Ltd.
311,082
0.1
407,977
Sanlam Ltd.
1,500,393
0.6
16,183
Tiger Brands Ltd.
144,649
0.1
34,653  Woolworths Holdings Ltd./
South Africa
155,014
0.1
5,078,972
2.1
South Korea : 15.1%
1,489
DB Insurance Co. Ltd.
88,045
0.0
3,496
GS Holdings Corp.
103,305
0.0
3,558
Hana Financial Group, Inc.
109,642
0.0
3,818  Hankook Tire & Technology
Co. Ltd.
115,805
0.0
3,009
HD Hyundai Co. Ltd.
145,308
0.1
968
Hyundai Glovis Co. Ltd.
132,363
0.1
1,675
Hyundai Mobis Co. Ltd.
306,050
0.1
689
Hyundai Motor Co.
105,936
0.0
30,050
Kakao Corp.
1,209,721
0.5
8,078
Kia Corp.
524,257
0.2
234
Korea Zinc Co. Ltd.
90,648
0.0
3,858
KT&G Corp.
249,643
0.1
1,079  Kumho Petrochemical Co.
Ltd.
101,608
0.0
281
LG Chem Ltd.
142,946
0.1
3,755
LG Corp.
245,819
0.1
10,526
(1)
LG Display Co. Ltd.
111,293
0.0
1,522
LG Electronics, Inc.
129,555
0.1
83,818
LG Uplus Corp.
657,883
0.3
768
Lotte Chemical Corp.
90,747
0.0
12,914
NAVER Corp.
2,300,853
0.9
3,460
POSCO Holdings, Inc.
1,743,430
0.7
1,991
Samsung C&T Corp.
161,312
0.1
1,449  Samsung Electro-Mechanics
Co. Ltd.
165,300
0.1
169,057  Samsung Electronics Co.
Ltd.
9,256,322
3.8
5,086
(1)
Samsung Engineering Co.
Ltd.
147,530
0.1
764  Samsung Fire & Marine
Insurance Co. Ltd.
146,036
0.1
21,341  Samsung Life Insurance
Co. Ltd.
1,167,528
0.5
485
Samsung SDI Co. Ltd.
253,172
0.1
1,811
Samsung SDS Co. Ltd.
182,320
0.1
35,903  Shinhan Financial Group
Co. Ltd.
988,169
0.4
68,002
SK Hynix, Inc.
6,585,657
2.7
157,240
(1)
SK Square Co. Ltd.
5,474,442
2.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
104,864
SK Telecom Co. Ltd.
$ 3,791,986
1.5
2,246
S-Oil Corp.
132,029
0.1
37,156,660
15.1
Taiwan : 11.5%
237,000
Acer, Inc.
264,667
0.1
16,699
Advantech Co. Ltd.
208,533
0.1
153,000  ASE Technology Holding
Co. Ltd.
559,992
0.2
56,000
Asustek Computer, Inc.
650,400
0.3
37,000
Catcher Technology Co. Ltd.
204,600
0.1
85,000
Chicony Electronics Co. Ltd.
283,158
0.1
29,000
Chunghwa Telecom Co. Ltd.
106,980
0.0
52,000
Delta Electronics, Inc.
607,033
0.2
22,000
E Ink Holdings, Inc.
157,780
0.1
131,000  Far Eastern New Century
Corp.
123,897
0.0
881,000
(1)(3)
FIT Hon Teng Ltd.
154,265
0.1
58,000  Formosa Chemicals & Fibre
Corp.
120,741
0.0
62,000
Formosa Plastics Corp.
164,157
0.1
702,000  Hon Hai Precision Industry
Co. Ltd.
2,429,152
1.0
3,000
Largan Precision Co. Ltd.
208,085
0.1
214,000
Lite-On Technology Corp.
1,028,975
0.4
209,000
MediaTek, Inc.
4,599,028
1.9
77,000  Micro-Star International Co.
Ltd.
477,596
0.2
97,000
Nan Ya Plastics Corp.
216,157
0.1
34,000  Novatek Microelectronics
Corp.
459,800
0.2
100,000
Pegatron Corp.
243,511
0.1
130,000
Pou Chen Corp.
129,360
0.1
74,000
Powertech Technology, Inc.
260,814
0.1
13,000  Realtek Semiconductor
Corp.
178,544
0.1
20,000  Sino-American Silicon
Products, Inc.
109,359
0.0
728,000  Taiwan Semiconductor
Manufacturing Co. Ltd.
13,145,936
5.4
60,000  Uni-President Enterprises
Corp.
143,944
0.1
391,000  United Microelectronics
Corp.
587,556
0.2
3,400  Voltronic Power Technology
Corp.
189,722
0.1
56,000
Walsin Lihwa Corp.
71,486
0.0
6,000
Yageo Corp.
87,962
0.0
32,000  Zhen Ding Technology
Holding Ltd.
107,233
0.0
28,280,423
11.5
Thailand : 2.1%
19,200
Advanced Info Service PCL
126,858
0.1
46,900  Bangkok Dusit Medical
Services PCL
39,456
0.0
187,000  Bangkok Dusit Medical
Services PCL - Foreign -
Class F
157,319
0.1
704,100
Banpu PCL
200,701
0.1
6,500
Bumrungrad Hospital PCL
41,058
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya VACS Series EME Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Thailand (continued)
25,800  Bumrungrad Hospital PCL
- Foreign
$ 162,971
0.1
16,900
CP ALL PCL
31,370
0.0
1,827,879
CP ALL PCL - Foreign
3,392,929
1.4
77,700
Land & Houses PCL
19,300
0.0
309,400  Land & Houses PCL
- Foreign
76,852
0.0
13,100  PTT Exploration &
Production PCL
61,174
0.0
52,000  PTT Exploration &
Production PCL - Foreign
242,827
0.1
53,400
PTT PCL
54,641
0.0
212,800
PTT PCL - Foreign
217,745
0.1
3,200
Siam Cement PCL
30,407
0.0
12,700
Siam Cement PCL - Foreign
120,677
0.0
25,200
Thai Oil PCL
37,810
0.0
100,500
Thai Oil PCL - Foreign
150,790
0.1
5,164,885
2.1
Turkey : 1.3%
450,715
Akbank TAS
467,720
0.2
34,131  Anadolu Efes Biracilik Ve
Malt Sanayii AS
114,071
0.1
39,465
BIM Birlesik Magazalar AS
316,913
0.1
58,493
(3)
Enerjisa Enerji AS
110,236
0.0
63,276
Enka Insaat ve Sanayi AS
78,946
0.0
37,722
(1)
Eregli Demir ve Celik
Fabrikalari TAS
58,353
0.0
3,111
Ford Otomotiv Sanayi AS
109,647
0.0
89,019
KOC Holding AS
446,226
0.2
14,425
Migros Ticaret AS
157,941
0.1
10,131  Tofas Turk Otomobil
Fabrikasi AS
113,562
0.0
25,452
(1)
Turk Hava Yollari AO
221,338
0.1
121,055  Turkcell Iletisim Hizmetleri
AS
232,235
0.1
113,104
Turkiye Petrol Rafinerileri AS
434,137
0.2
84,156  Turkiye Sise ve Cam
Fabrikalari AS
166,848
0.1
217,232
Yapi ve Kredi Bankasi AS
114,815
0.1
3,142,988
1.3
United Arab Emirates : 0.4%
116,899  Abu Dhabi National Oil Co.
for Distribution PJSC
124,127
0.0
415,814
Air Arabia PJSC
304,538
0.1
78,404
Emaar Development PJSC
135,328
0.1
67,736
Emaar Properties PJSC
124,637
0.1
269,898
(1)
Multiply Group PJSC
237,324
0.1
925,954
0.4
United Kingdom : 0.7%
32,440
Unilever PLC, ADR
1,743,001
0.7
United States : 1.2%
14,751
Intel Corp.
527,643
0.2
32,494
Micron Technology, Inc.
2,319,747
1.0
2,847,390
1.2
Total Common Stock
(Cost $229,088,374)
237,010,749
96.5
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 0.0%
505  iShares MSCI Emerging
Markets ETF
$ 21,185
0.0
Total Exchange-Traded
Funds
(Cost $20,160)
21,185
0.0
PREFERRED STOCK : 1.0%
Brazil : 0.9%
31,739
Bradespar SA
157,395
0.1
84,035  Cia Energetica de Minas
Gerais
225,515
0.1
138,857
Cia Paranaense de Energia
245,193
0.1
67,616
Gerdau SA
418,672
0.2
242,797
Itausa SA
504,206
0.2
81,121
Metalurgica Gerdau SA
235,365
0.1
58,932
Petroleo Brasileiro SA
387,833
0.1
2,174,179
0.9
Chile : 0.1%
61,866
Embotelladora Andina SA
169,991
0.1
South Korea : 0.0%
3,356  Samsung Electronics Co.
Ltd.
151,157
0.0
Total Preferred Stock
(Cost $2,345,748)
2,495,327
1.0
Total Long-Term Investments
(Cost $231,454,282)
239,527,261
97.5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3.9%
Repurchase Agreements : 0.9%
1,000,000
(4)
Bank of America Inc.,
Repurchase Agreement
dated 07/31/2023, 5.300%,
due 08/01/2023 Repurchase
Agreement dated 07/31/23,
5.30%, due 08/01/23
(Repurchase Amount
$1,000,145, collateralized
by various U.S. Government
Agency Obligations, 2.000%-
6.500%, Market Value plus
accrued interest $1,020,000,
due 05/01/36-09/01/61)
1,000,000
0.4
179,257
(4)
Deutsche Bank Securities
Inc., Repurchase Agreement
dated 07/31/2023, 5.300%,
due 08/01/2023 Repurchase
Agreement dated 07/31/23,
5.30%, due 08/01/23
(Repurchase Amount
$179,283, collateralized by
various U.S. Government
Agency Obligations, 1.000%-
7.000%, Market Value plus
accrued interest $182,842,
due 09/01/28-08/01/53)
179,257
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya VACS Series EME Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,000,000
(4)
RBC Dominion Securities
Inc., Repurchase Agreement
dated 07/31/2023, 5.300%,
due 08/01/2023 Repurchase
Agreement dated 07/31/23,
5.30%, due 08/01/23
(Repurchase Amount
$1,000,145, collateralized by
various U.S. Government/
U.S. Government Agency
Obligations, 0.000%-
6.000%, Market Value plus
accrued interest $1,020,000,
due 10/19/23-07/20/53)
$ 1,000,000
0.4
Total Repurchase
Agreements
(Cost $2,179,257)
2,179,257
0.9
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 3.0%
5,275,860
(5)
BlackRock Liquidity Funds,
FedFund, Institutional Class,
5.150%
5,275,860
2.2
2,052,000
(5)
Morgan Stanley Institutional
Liquidity Funds -
Government Portfolio
(Institutional Share Class),
5.190%
2,052,000
0.8
Total Mutual Funds
(Cost $7,327,860)
7,327,860
3.0
Total Short-Term
Investments
(Cost $9,507,117)
9,507,117
3.9
Total Investments in
Securities
(Cost $240,961,399) $ 249,034,378 101.4
Liabilities in Excess of
Other Assets (3,454,769) (1.4)
Net Assets $ 245,579,609 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of July 31, 2023.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 22.2%
Consumer Staples 17.7
Consumer Discretionary 12.4
Financials 11.0
Communication Services 9.7
Energy 8.3
Industrials 6.1
Materials 5.7
Health Care 1.9
Utilities 1.8
Real Estate 0.4
Foreign Stock 0.3
Exchange-Traded Funds 0.0
Short-Term Investments 3.9
Liabilities in Excess of Other Assets (1.4)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya VACS Series EME Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2023
Asset Table
Investments, at fair value
Common Stock
Argentina $ 2,404,293 $ — $ — $ 2,404,293
Australia 428,582 — — 428,582
Brazil 15,910,836 — — 15,910,836
Chile 2,088,322 — — 2,088,322
China 1,704,528 56,229,922 — 57,934,450
Czechia 96,959 — — 96,959
Egypt — 125,801 — 125,801
France — 1,810,679 — 1,810,679
Germany — 1,221,814 — 1,221,814
Greece 374,171 996,796 — 1,370,967
Hong Kong — 2,499,569 — 2,499,569
Hungary 256,292 555,439 — 811,731
India 6,801,782 25,519,397 — 32,321,179
Indonesia — 5,788,175 — 5,788,175
Japan — 3,294,244 — 3,294,244
Kuwait — 219,565 — 219,565
Luxembourg 270,725 — — 270,725
Malaysia 240,425 732,623 — 973,048
Mexico 18,342,813 — — 18,342,813
Netherlands — 1,581,772 — 1,581,772
Peru 876,015 — — 876,015
Philippines — 201,060 — 201,060
Qatar 145,374 341,257 — 486,631
Romania — 422,433 — 422,433
Saudi Arabia — 1,188,813 — 1,188,813
South Africa 3,105,018 1,973,954 — 5,078,972
South Korea — 37,156,660 — 37,156,660
Taiwan — 28,280,423 — 28,280,423
Thailand — 5,164,885 — 5,164,885
Turkey 267,588 2,875,400 — 3,142,988
United Arab Emirates 428,665 497,289 — 925,954
United Kingdom 1,743,001 — — 1,743,001
United States 2,847,390 — — 2,847,390
Total Common Stock 58,332,779 178,677,970 — 237,010,749
Exchange-Traded Funds 21,185 — — 21,185
Preferred Stock 2,344,170 151,157 — 2,495,327
Short-Term Investments 7,327,860 2,179,257 — 9,507,117
Total Investments, at fair value $ 68,025,994 $ 181,008,384 $ — $ 249,034,378
Other Financial Instruments+
Futures 40,892 — — 40,892
Total Assets $ 68,066,886 $ 181,008,384 $ — $ 249,075,270
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya VACS Series EME Fund
At July 31, 2023, the following futures contracts were outstanding for Voya VACS Series EME Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI Emerging Markets Index 18 09/15/23 $ 948,870 $ 40,892
$ 948,870 $ 40,892
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 12,474,566
Gross Unrealized Depreciation (2,222,331)
Net Unrealized Appreciation $ 10,252,235